Intangible Assets (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Impairment of intangible asset				$ 0	$ 82,120	$ 0
Collaboration Agmt
Date of Agreement	Jul. 11, 2017	Jul. 11, 2017
Securities available for sale		15,000,000
Payment for IP		$ 100,000
Asset Assign Agmt
Date of Agreement		Jul. 18, 2013	Jul. 18, 2013
Common Stock, shares issued		41,384	41,384
Series A Preferred Stock, shares issued		6,000,000	6,000,000
Stock Value		$ 123,973	$ 123,973
Impaired Assets		0
Asset Development Cost		$ 45,000
Asset Assign Agmt #2
Date of Agreement		Oct. 06, 2014	Oct. 06, 2014
Common Stock, shares issued		110,396	110,396
Common stock, value		$ 7,904,355	$ 7,904,355
Impaired Assets		0	0
Impairment of intangible asset		$ 82,120	$ 82,120